Income Taxes - Before Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Components of income before income tax expense:
Domestic	$ 454,763	$ 488,515	$ 369,888
Foreign	6,451	8,373	23,041
Income before income taxes and equity in income of equity investments	$ 461,214	$ 496,888	$ 392,929